SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment Reporting (Details)	12 Months Ended
	Dec. 31, 2024 customer vessel	Dec. 31, 2023 customer
Revenue, Major Customer [Line Items]
Number of reportable segments | vessel	1
Number of customers	7	5
Number of top customers	4	4
Revenue benchmark | Top Customers | Customer concentration risk
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	92.60%	92.10%
Revenue benchmark | Customer one | Customer concentration risk
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	25.10%	35.50%
Revenue benchmark | Customer two | Customer concentration risk
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	37.80%	23.50%
Revenue benchmark | Customer three | Customer concentration risk
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	15.50%	16.90%
Revenue benchmark | Customer four | Customer concentration risk
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	14.20%	16.20%